Investments And Other Assets (Loss on Sale of Investments) (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2019	May 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Loss On Sale Of Investments [Abstract]
Reclassification Adjustments Of Accumulated Income Loss, Sale Of Associate			$ 0	$ 3
Losses on disposal of investments			$ 0	109
Corus [Member]
Disclosure of joint operations [line items]
Carrying amount		$ 615		$ 615
Sale of equity at disposition date		46
Share of other comprehensive loss of associate		(13)
Dividends received to disposition date		(10)
Carrying value at disposition date	$ 638	$ 638
Loss On Sale Of Investments [Abstract]
Proceeds from sale of interest in associates	526
Reclassification Adjustments Of Accumulated Income Loss, Sale Of Associate	(3)
Losses on disposal of investments	$ 109